29. Subsequent Events	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent Events

29.	Subsequent Events

(a)	Disposition of Chinese Business

On August 30, 2018, the Group entered into a share purchase agreement (the “SPA”) with Lighting Charm Limited (“Lighting Charm”), an affiliate of Tracy Zhoushan, the spouse of Xiaofeng Peng, the Group’s Chairman of the Board of Directors and Chief Executive Officer. The agreement has been approved by an independent committee of the Group’s Board of Directors. The SPA provides that the Group sold Lighting Charm the 100% equity interest of SPI China (HK) Limited (“SPI China”), which holds all of the Group’s assets and liabilities related to its business in China (the “Acquired Business”). The Acquired Business includes EPC business, PV projects, Internet finance lease related business, and E-commerce in China. Pursuant to the terms of the SPA, the consideration for the Acquired Business to be paid by the Lighting Charm to the Group in cash was US$1.00.

The Company also granted the Buyer the option (the “Option”) to purchase from the Company up to 10,000,000 of the Company’s Ordinary Shares, par value of US$ 0.00001 per share (the “Ordinary Shares”), which Option will be exercisable by the Buyer at any time on or prior to August 21, 2021. The option exercise price is US$ 3.8 per share.

As one of the closing conditions as stated in the SPA, the Group effected an internal restructuring following which SPI China held the Group's subsidiaries in China only, while subsidiaries originally held by SPI China related to the Group’s business outside China were transferred to other subsidiaries of the Group. As at December 10, 2018, the transaction was closed.

(b)	Convertible Bonds

On June 29, 2018, the Group entered into a Second Amendment Agreement (“Second Amendment Agreement”) with Union Sky Holdings Group Limited (“Union Sky”) and Magical Glaze Limited (“MGL”). Pursuant to the Second Amendment Agreement, the convertible bond of $20,000 held by Union Sky were transferred to MGL. All the parties agreed that the repayment of $6,600, $6,700 and $6,700 of the principal amount of the convertible bond was extended to December 31, 2019, June 30 2020 and December 31, 2020, respectively. In addition, MGL has the option to convert the outstanding amounts under the convertible bond into equity interest in the Company at a conversion price per ordinary share that equals the weighted average daily closing price of the Company’s ADSs of ten weekdays since June 29, 2018.

(c)	Reverse Stock Split

On November 12, 2018, the 5,000,000,000 shares of a par value of $0.00001 each in authorized share capital of the Company be consolidated and divided into 500,000,000 shares of a par value of $0.0001 each, with such shares having the same rights and being subject to the same restrictions as the existing shares of $0.00001 each in the capital of the Company.

(d)	Dispute of Sinsin

On January 26, 2018, Sinsin Group filed a complaint against the Group requesting the payment of outstanding purchase price and related interest of $45,749 (EUR 38,054). On June 25, 2018, an interim measures judgment was made which appointed an interim management of Sinsin, consisting of two members elected by Sinsin Group and one member elected by the Group. The interim management would manage the bank accounts of Sinsin and collect the proceeds of electric energy revenue. As of the issuance of the financial statements, this case is still on the proceeding.

(e)	Late Filing of Tax Return

The Company did not file 2017 tax return which was due October 16, 2018 and has not received an assessment on penalty from IRS as the date of issuance of financial statements.